[USAA(R) logo appears here.]











                                USAA CALIFORNIA
                                        BOND Fund




                                      [Image appears here.]






                                Semiannual Report

--------------------------------------------------------------------------------
   September 30, 2001

Table of CONTENTS
-------------------------------------------------------------------------------

      MESSAGE FROM THE PRESIDENT                                       2

      INVESTMENT OVERVIEW                                              5

      MANAGERS' COMMENTARY ON THE FUND                                10

      PORTFOLIO HIGHLIGHTS                                            15

      SHAREHOLDER VOTING RESULTS                                      16

      FINANCIAL INFORMATION

         Portfolio of Investments                                     19

         Notes to Portfolio of Investments                            27

         Statement of Assets and Liabilities                          28

         Statement of Operations                                      29

         Statements of Changes in Net Assets                          30

         Notes to Financial Statements                                31

IMPORTANT
--------------------------------------------------------------------------------
                         INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours




               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA CALIFORNIA BOND FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

2

MESSAGE
--------------------------------------------------------------------------------
                         from the PRESIDENT


[Photograph of the President and Vice
Chairman of the Board, Christopher W.
Claus, appears here.]
                                                         "
                                                 THE QUICK RESPONSE OF
                                                 MONETARY AND FISCAL
                                             POLICYMAKERS IS ENCOURAGING...
                                                         "

--------------------------------------------------------------------------------

               It was already difficult to predict the timing of an economic recovery before the September 11 attacks on America. Now, it's even tougher. History offers numerous examples of our economy's ability to recover and grow in the face of incredible obstacles. But right now, economists, financial experts, and investors alike are grappling with the question: When will the economy improve?

               The short-term picture is uncertain. September's events may weaken economic sectors that had remained strong during the slowdown earlier in the year. Most importantly, we could see a drop in consumer confidence--the key factor in our economy's stability.

               The consumer has some understandable fears. With corporations aggressively cutting both capital spending and employees, job security is a real concern. In addition, the American public

 ...CONTINUED
--------------------------------------------------------------------------------


               is uneasy about our nation's internal security. Until we know more about the outcome of the current geopolitical conflict, consumers may take a "wait and see" approach to spending.

               Faced with a decline in business activity and uncertainty about a consumer-led rebound, the Federal Reserve Board (the Fed) has cut short-term interest rates aggressively to stimulate the economy. The Fed will probably remain biased toward additional rate reductions until current world events play out and we start to see indicators of economic growth. And, at this writing, the current administration is considering a substantial economic stimulus package. The quick response of monetary and fiscal policymakers is encouraging for all of us who hope for a return to healthy levels of economic growth.

               We expect that the Fed will begin to raise short-term interest rates from their lowest levels in nearly 40 years once the econ-omy shows solid signs of recovery.

               In the equity markets, we also hope to see better days at some point in the future. We all know that bear markets don't last forever, but the key question is: When will this market turn? We don't pretend to know the answer to this question. But I'd like to leave you with some information that may assist you in making informed investment decisions.

               A consensus estimate of S&P 500 earnings calls for an earnings bottom in the first quarter of 2002. Historically, the bear mar-ket has generally bottomed and a new bull market has begun well before earnings actually bottom by an average of about nine

4

 ...CONTINUED
--------------------------------------------------------------------------------
                         from the PRESIDENT


               months. The time span between this estimated earnings low and the current bear market low that was reached on September 21 (as indicated by the S&P 500 Index decline of 36.8%) is about six months. Although it is too early to conclude that the bear market is over, this historic trend may indicate that we could be closer to the end of the bear market than the beginning.

               USAA Investments is committed to providing you with commentary on the markets that may help you determine and plan your investment strategy in any market situation. Visit USAA Market Commentary on the Investments page at USAA.COM.

               We truly appreciate the opportunity to serve you. Thank you for your business.


               Sincerely,


               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

INVESTMENT
--------------------------------------------------------------------------------
                         OVERVIEW


USAA CALIFORNIA BOND FUND


OBJECTIVE
--------------------------------------------------------------------------------

               High level of current interest income that is exempt from federal and California state income taxes.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in long-term, investment-grade California tax-exempt securities.

--------------------------------------------------------------------------------
                                                     9/30/01          3/31/01
--------------------------------------------------------------------------------
Net Assets                                        $680.3 Million  $663.2 Million
Net Asset Value Per Share                             $11.10          $11.03
Tax-Exempt Dividends Per Share Last 12 Months         $0.550          $0.565
Capital Gain Distributions Per Share Last 12 Months      -               -

--------------------------------------------------------------------------------
   Six-Month Total Return and 30-Day SEC Yield* as of 9/30/01
--------------------------------------------------------------------------------
         3/31/01 TO 9/30/01                       30-DAY SEC YIELD
              3.16%**                                  4.21%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-
   MONTH RETURN IS CUMULATIVE.


               TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN
               DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS.
               INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                                 OVERVIEW


USAA CALIFORNIA BOND FUND

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS--PERIODS ENDING SEPTEMBER 30, 2001

--------------------------------------------------------------------------------
                 Total Return    =     Dividend Return     +    Price Change
--------------------------------------------------------------------------------

10 YEARS            6.92%        =          5.81%          +        1.11%
5 YEARS             6.51%        =          5.53%          +        0.98%
1 YEAR              9.79%        =          5.37%          +        4.42%



                     12-MONTH DIVIDEND YIELD COMPARISON
                     ----------------------------------

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA California Bond Fund to the 12-Month
Dividend Yield of the Lipper California Municipal Debt Funds Average from 09/30/1992 to 09/30/2001.

                  USAA CALIFORNIA        LIPPER CALIFORNIA MUNICIPAL
                     BOND FUND                DEBT FUNDS AVERAGE
                  ---------------        ---------------------------
09/30/1992             6.10%                        6.11%
09/30/1993             5.46%                        5.48%
09/30/1994             5.87%                        5.84%
09/30/1995             5.80%                        5.40%
09/30/1996             5.71%                        5.14%
09/30/1997             5.48%                        4.88%
09/30/1998             5.18%                        4.55%
09/30/1999             5.50%                        4.71%
09/30/2000             5.39%                        4.67%
09/30/2001             4.98%                        4.37%


               THE  12-MONTH  DIVIDEND  YIELD IS  COMPUTED  BY  DIVIDING  INCOME
               DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/92 TO 9/30/01.

 ...CONTINUED
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USAA CALIFORNIA BOND FUND

AVERAGE TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2001

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA California Bond Fund for the 10-year period ending September 30, 2001.

TOTAL RETURN
---------------------
09/30/1992      9.38%
09/30/1993     13.96%
09/30/1994     -5.14%
09/30/1995     11.24%
09/30/1996      8.34%
09/30/1997      9.85%
09/30/1998     10.15%
09/30/1999     -3.00%
09/30/2000      6.37%
09/30/2001      9.79%

DIVIDEND RETURN
---------------------
09/30/1992      6.54%
09/30/1993      6.35%
09/30/1994      5.06%
09/30/1995      6.47%
09/30/1996      6.02%
09/30/1997      5.97%
09/30/1998      5.69%
09/30/1999      4.93%
09/30/2000      5.71%
09/30/2001      5.37%

CHANGE IN SHARE PRICE
---------------------
09/30/1992      2.84%
09/30/1993      7.61%
09/30/1994    -10.20%
09/30/1995      4.77%
09/30/1996      2.32%
09/30/1997      3.88%
09/30/1998      4.46%
09/30/1999     -7.93%
09/30/2000      0.66%
09/30/2001      4.42%


DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. REFER TO PAGE 5 FOR THE TOTAL RETURN DEFINITION. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                             OVERVIEW


USAA CALIFORNIA BOND FUND


                    CUMULATIVE PERFORMANCE COMPARISON
                    ---------------------------------

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA California Bond Fund, the Lehman Brothers Municipal Bond Index, the Lipper California Municipal Debt Funds Average, and the Lipper California Municipal Debt Funds Index. The data is from 9/30/1991 through 9/30/2001. The data points from the graph are as follows:

              USAA       LEHMAN BROTHERS   LIPPER CALIFORNIA   LIPPER CALIFORNIA
           CALIFORNIA    MUNICIPAL BOND     MUNICIPAL DEBT       MUNICIPAL DEBT
            BOND FUND        INDEX           FUNDS AVERAGE         FUNDS INDEX
           ----------    ---------------   -----------------   -----------------
09/30/91    $10,000          $10,000            $10,000              $10,000
03/31/92     10,351           10,366             10,325               10,334
09/30/92     10,938           11,045             10,950               10,963
03/31/93     11,650           11,664             11,617               11,649
09/30/93     12,465           12,453             12,448               12,482
03/31/94     11,686           11,934             11,867               11,867
09/30/94     11,824           12,149             11,957               11,980
03/31/95     12,491           12,821             12,582               12,600
09/30/95     13,154           13,507             13,132               13,146
03/31/96     13,659           13,896             13,538               13,546
09/30/96     14,251           14,323             14,018               14,033
03/31/97     14,561           14,653             14,266               14,303
09/30/97     15,655           15,614             15,280               15,307
03/31/98     16,357           16,223             15,855               15,892
09/30/98     17,244           16,975             16,647               16,677
03/31/99     17,414           17,229             16,782               16,839
09/30/99     16,726           16,857             16,162               16,272
03/31/00     16,907           17,215             16,382               16,541
09/30/00     17,791           17,898             17,145               17,312
03/31/01     18,939           19,095             18,147               18,304
09/30/01     19,533           19,759             18,792               18,943


DATA FROM 9/30/91 THROUGH 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------


USAA CALIFORNIA BOND FUND

               The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

                  - The  broad-based  Lehman  Brothers  Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                  - The  Lipper  California  Municipal  Debt Funds  Average,  an
                    average performance level of all California municipal debt funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                  - The Lipper  California  Municipal  Debt Funds  Index,  which tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category.

               There are distinct differences between the Lipper category average, referred to as the Lipper Average, and the Lipper Index. The Lipper Average includes all funds in existence for a specific period; the number fluctuates because of revisions for new funds, mergers, liquidations, etc. The Lipper Index typically includes a standard number of the largest mutual funds (usually 10 or 30) within its category.

10

MANAGER'S
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


[Photograph of the Portfolio
Manager, Robert R. Pariseau,
CFA, appears here.]

--------------------------------------------------------------------------------

                                        * * * * *

                       YOUR FUND'S PERFORMANCE HAS RECEIVED AN OVERALL
                  MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL BOND FUND
                      CATEGORY FOR THE PERIOD ENDING SEPTEMBER 30,2001.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, THE NEXT 35% RECEIVE THREE STARS, THE NEXT 22.5% RECEIVE TWO STARS, AND THE BOTTOM 10% RECEIVE ONE STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA CALIFORNIA BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED MUNICIPAL BOND FUNDS OVER THE FOLLOWING TIME
               PERIODS: 1,649 FUNDS IN THE LAST THREE YEARS, 1,442 FUNDS IN THE LAST FIVE YEARS, AND 468 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE MUNICIPAL BOND FUNDS, THE USAA CALIFORNIA BOND FUND RECEIVED A MORNINGSTAR RATING OF FOUR STARS, FIVE STARS, AND FIVE STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

 ...CONTINUED
--------------------------------------------------------------------------------


HOW DID THE USAA CALIFORNIA BOND FUND PERFORM?

               For the first six months of its fiscal year, your Fund provided a total return of 3.16%, compared to an average of 3.46% for the 109 funds in Lipper California Municipal Debt Funds category. During this period, the Fund's share price increased 7 cents, or 0.63%, to $11.10. As of September 30, 2001, the Fund's tax-exempt distributions over the preceding 12 months provided a dividend yield of 4.98%, well above the 4.37% Lipper category average yield.


WHAT ECONOMIC CONDITIONS AFFECTED THE MARKET DURING THIS PERIOD?

               As we go to press, the nation and our economy remain in shock from the events of September 11. Although we clearly face challenges ahead, I believe that the attack has unified our nation with a sense of purpose and community not witnessed since December 1941. My thoughts and prayers are with all the Americans and our allies who go in harm's way. May those who have suffered find peace.

               Since early 2001, the Federal Reserve Board (the Fed) has aggressively cut short-term interest rates to stimulate the economy. Long-term interest rates remained relatively unchanged until last summer. By then, the bond market's expectations for a quick economic recovery had faded. The attack on September 11 affected consumer confidence and may have tipped the U.S.



               THE  12-MONTH  DIVIDEND  YIELD IS  COMPUTED  BY  DIVIDING  INCOME
               DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

               REFER TO PAGE 9 FOR THE LIPPER AVERAGE DEFINITION.

12

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


               economy into recession. The Fed reduced short-term rates by an additional 1.00% within weeks of the attack, lowering the federal funds rate to a 39-year low of 2.50%.

               During the six months ending September 30, 2001, the yield on AAA-rated general obligation municipal 20-year bonds fell only 0.07% to 4.90%. The yield on similarly rated five-year maturity municipals fell 0.44% to 3.31%.


WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               My goal is to produce a high level of tax-exempt income with the best after-tax total return over a three- to five-year investment horizon. The Fund remains fully invested in long-term, investment-grade municipal bonds with an income orientation. Municipal bonds maturing in 10 years or longer usually yield more than shorter bonds of the same credit quality. However, longer-maturity bonds are more sensitive to changes in interest rates than shorter-maturity bonds.

               The Fund holds a well-diversified portfolio supported by thoughtful credit analysis. Understanding how different issuers may be affected by the same credit event is critical to achieving effective diversification.

 ...CONTINUED
--------------------------------------------------------------------------------


               Like any buyer, I seek value. We define value at USAA as a combination of:

                  - STRUCTURE (coupon,  maturity, call features,  sinking funds, etc.)

                  - LIQUIDITY  (ability to quickly sell the bond and receive the price you expect)

                  - CREDIT QUALITY (strength and stability of the issuer)

                  - YIELD (The bond may  otherwise  be a great  fit,  but if the yield is too low, it's overpriced.)


               Our shareholders have made it clear that they do not want the income from their USAA tax-exempt funds to be subject to the alternative minimum tax (AMT). Consequently, since their inception, none of the USAA tax-exempt funds has distributed income that was subject to the AMT for individual taxpayers. Looking ahead, we have no intention of purchasing municipal bonds that are subject to the AMT. Of course, we would certainly advise our shareholders should any change in the federal tax code compel us to reconsider our position.


WHAT IS THE OUTLOOK?

               California's economy has slowed considerably in conjunction with the broader U.S. economy. The Fund holds a high percentage of AAA- and AA-rated bonds and has no direct exposure to the troubled California electric utilities. Although significant challenges remain, the state's government is slowly coming to grips with the electric utility crisis. Standard & Poor's, Moody's

14

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


               Investors Service, and Fitch, Inc. maintain California's general obligation bond ratings at A+, Aa2, and AA, respectively. We will closely monitor specific credit issues, ballot initiatives, and litigation that could potentially affect the value of your holdings.

               Speaking for myself and our team of analysts and traders, we feel honored by your trust in our stewardship of your hard-earned income. Thank you for allowing us the opportunity to serve you.

               The table below compares the yield of the USAA California Bond Fund with a taxable equivalent investment.



--------------------------------------------------------------------------------
Taxable Equivalent Yield
--------------------------------------------------------------------------------

To match the USAA California Bond Fund's closing 30-day SEC yield of 4.21%

and assuming a California state tax rate of:    8.00%    9.30%    9.30%    9.30%

and a marginal federal tax rate of:            27.50%   30.50%   35.50%   39.10%

A FULLY TAXABLE INVESTMENT MUST PAY:            6.31%    6.68%    7.19%    7.62%



               This table is based on a hypothetical  investment  calculated for
               illustrative   purposes   only.   It  is  not  an  indication  of
               performance for any of the USAA family of funds.




               SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

PORTFOLIO
--------------------------------------------------------------------------------
                         HIGHLIGHTS


                              PORTFOLIO RATINGS MIX
                                     9/30/01


A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2001 of the USAA California Bond Fund to be:

AAA - 49%; AA - 23%; A - 20%; BBB - 5%; and Cash Equivalents - 3%.


               The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch, Inc. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to category AA account for 0.90% of the Fund's investments and are included in the appropriate category above.



               YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-26.

16

SHAREHOLDER
--------------------------------------------------------------------------------
                         Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2D and Proposal 4 are for the USAA California Bond Fund, a series of the Company.



PROPOSAL 1
--------------------------------------------------------------------------------
               Proposal to elect Directors as follows:



                                                                      VOTES
               DIRECTORS                         VOTES FOR            WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis                 1,842,731,201         33,320,138

               Christopher W. Claus            1,842,731,201         33,320,138

               David G. Peebles                1,842,731,201         33,320,138

               Michael F. Reimherr             1,842,731,201         33,320,138

               Richard A. Zucker               1,842,731,201         33,320,138

               Barbara B. Dreeben              1,842,731,201         33,320,138

               Robert L. Mason, Ph.D.          1,842,731,201         33,320,138

               Laura T. Starks, Ph.D.          1,842,731,201         33,320,138

 ...CONTINUED
--------------------------------------------------------------------------------



PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal   to  approve   the   elimination   of  the   investment
               restriction regarding investments in a single issuer.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 34,774,731      1,513,773      708,677           187,648


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction
               regarding  the  purchase  of   securities  of  other   investment
               companies.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 34,974,882      1,316,188       706,111          187,648


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 34,504,510      1,827,000       665,670          187,648

18

 ...CONTINUED
--------------------------------------------------------------------------------
                         Voting RESULTS


PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 33,914,821      2,384,403       697,957          187,648


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 35,031,664      1,334,324       631,192          187,648

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS


USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (ETM)     Escrowed to final maturity.

         (PRE)     Prerefunded to a date prior to maturity.

         (LOC)     Enhanced by a bank letter of credit.

         (NBGA)    Enhanced by a nonbank guarantee agreement.

         (INS)     Scheduled principal and interest payments are insured by:

                   (1) MBIA, Inc.

                   (2) AMBAC Financial Group, Inc.

                   (3) Financial Guaranty Insurance Co.

                   (4) Financial Security Assurance Holdings Ltd.

                   (5) College Construction Loan Insurance Association

                   (6) ACA Financial Guaranty Corp.

20

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         CAB       Capital Appreciation Bond

         COP       Certificate of Participation

         GO        General Obligation

         IDA       Industrial Development Authority/Agency

         MFH       Multifamily Housing

         RB        Revenue Bond

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                            COUPON              FINAL        MARKET
   AMOUNT   SECURITY                                   RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (95.8%)
            CALIFORNIA (87.0%)
            ABC Unified School District GO,
  $ 1,960     Series C (INS)3,a                        5.55%         8/01/2026      $    526
    2,615     Series C (INS)3,a                        5.56          8/01/2028           628
    3,445     Series C (INS)3,a                        5.57          8/01/2029           783
    1,450     Series C (INS)3,a                        5.57          8/01/2030           311
    4,500   Antelope Valley Healthcare District RB,
              Series 1997B (INS)4                      5.20          1/01/2027         4,586
            Association of Bay Area Governments
              Finance Auth. COP,
    2,000     Series 1998 (NBGA)                       5.13          5/15/2023         2,001
   21,000     Series 1999 (INS)6                       6.20         11/01/2029        22,283
    7,005   Benicia Unified School District GO,
              Series 2000B (INS)1,a                    5.91          8/01/2024         2,110
    4,180   Brea Redevelopment Agency Tax
              Allocation Refunding Bonds,
              Series A (INS)2                          5.00          8/01/2023         4,220
            Burbank Unified School District GO,
    4,025     Series 1998B (INS)3,a                    5.30          8/01/2022         1,363
    3,130     Series 1998B (INS)3,a                    5.30          8/01/2023           997
   10,445   Castaic Lake Water Agency Financing
              Corp. COP, Series 1999A (INS)2,a         5.68          8/01/2022         3,536
            Commerce Community Development
              Commission Tax Allocation Bonds,
    3,740     Series 1997A, Project #1 (INS)1,a        5.50          8/01/2022         1,266
    3,740     Series 1997A, Project #1 (INS)1,a        5.50          8/01/2023         1,192
    5,000   Coronado Community Development Agency
              Tax Allocation Bonds (INS)1              5.60          9/01/2030         5,336
    1,255   Cucamonga County Water District COP
              (INS)3                                   5.00          9/01/2021         1,274
    5,000   Desert Hospital District COP (PRE)         6.39          7/28/2020         5,286
            East Bay Municipal Utility District RB,
    7,300     Series 2001 (INS)1                       5.00          6/01/2020         7,420
   10,000     Series 2001 (INS)1                       5.00          6/01/2021        10,133
            Educational Facilities Auth. RB,
    1,775     Series 1992 (Mills College) (PRE)        6.88          9/01/2022         1,888

22

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                            COUPON              FINAL        MARKET
   AMOUNT   SECURITY                                   RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------
  $ 9,000     Series 1994 (National University) (INS)5 6.20%         5/01/2021      $  9,730
    8,015     Series 1995 (Redland University)         6.00         10/01/2025         8,450
    8,050     Series 1995A (California Education Pool) 5.60         12/01/2020         8,369
    2,000     Series 1999P (Stanford University)       5.00         12/01/2023         2,024
    6,000     Series 2000 (University of the Pacific)
              (INS)1                                   5.75         11/01/2030         6,478
   21,000     Series N (Stanford University)           5.20         12/01/2027        21,435
    9,000     Series R (Stanford University)           5.00         11/01/2021         9,153
    5,945   Escondido COP, Series 2000A (INS)3         5.75          9/01/2030         6,443
    3,360   Fallbrook Union High School District GO,
              Series 1998 (INS)3,a                     5.40          9/01/2019         1,359
    2,000   Fontana Unified School District GO,
              Series 1990D (INS)3                      5.75          5/01/2022         2,176
    1,500   Fresno Airport RB, Series 2000A (INS)4     5.50          7/01/2030         1,578
    2,136   Fresno COP, Series 1991                    8.50          5/01/2016         2,182
    1,650   Glendora Unified School District GO,
              Series A (INS)4                          5.38          9/01/2025         1,726
            Health Facilities Financing Auth. RB,
    3,175     Series 1992A (Scripps Memorial
              Hospital) (INS)1                         6.38         10/01/2022         3,356
    3,500     Series 1993C (Kaiser Permanente)         5.60          5/01/2033         3,515
    2,000     Series 1994 (St. Pauls Episcopal Home)
              (NBGA)                                   6.50          9/01/2014         2,233
    5,000     Series 1994A (Scripps Research
              Institute)                               6.63          7/01/2018         5,316
    1,000     Series 1997A (Sunny View) (NBGA)         5.50          1/01/2019         1,037
    2,320     Series 1998A (Sacramento Medical) (NBGA) 5.25          5/01/2021         2,352
    5,000     Series 1998B (Kaiser Permanente)         5.00         10/01/2020         4,907
    4,180   Hollister Joint Powers Financing Auth.
              RB (INS)1                                5.90         12/01/2023         4,459
            Housing Finance Agency Home Mortgage RB,
    5,990     Series 1994A                             6.55          8/01/2026         6,309
    2,680     Series L (INS)4                          5.15          8/01/2017         2,741
    3,000   Housing Finance Agency MFH RB,
              Series 1996A (INS)2                      6.05          8/01/2027         3,146
    5,455   Imperial Beach MFH RB, Series 1995A        6.45          9/01/2025         5,782
            Infrastructure and Economic Development RB,
    1,000     Series 2000 (Scripps Research Institute) 5.63          7/01/2020         1,057
    1,250     Series 2000 (Scripps Research Institute) 5.75          7/01/2030         1,326

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                            COUPON              FINAL        MARKET
   AMOUNT   SECURITY                                   RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------
  $ 3,000   La Quinta Redevelopment Agency Tax
              Allocation Bonds, Series 2001 (INS)2     5.00%         9/01/2021      $  3,047
    3,240   Livermore-Amador Valley Water
              Management Agency Sewer RB,
              Series A (INS)2                          5.00          8/01/2022         3,276
   19,500   Los Angeles Department of Water and
              Power RB, Series 2001A                   5.00          7/01/2024        19,604
            Los Gatos-Saratoga Joint Union High
              School GO,
    1,030     Series 1998B                             5.13         12/01/2023         1,051
    1,125     Series 1998B                             5.25         12/01/2025         1,159
            Menlo Park Community Development Agency
              Tax Allocation Bonds,
    2,500     Series 2000 (INS)2                       5.45          6/01/2021         2,659
    6,390     Series 2000 (INS)2                       5.50          6/01/2025         6,798
            Monrovia Unified School District GO,
    3,550     Series B (INS)3,a                        5.61          8/01/2024         1,069
    2,500     Series B (INS)3,a                        5.67          8/01/2033           455
    4,855   Murrieta Valley Unified School District GO,
              Series 1998A (INS)3,a                    5.49          9/01/2018         2,086
   15,200   Oakland Unified School District GO,
              Series 2000F (INS)1                      5.50          8/01/2024        16,042
    2,695   Palos Verdes Peninsula Unified School
              District GO, Series 2000A                5.25         11/01/2020         2,797
   10,325   Pleasanton Joint Powers Financing Auth. RB,
              Series 1993A                             6.15          9/02/2012        10,857
            Poway Redevelopment Agency Tax
              Allocation RB,
    5,000     Series 2000 (INS)1                       5.75          6/15/2033         5,451
    2,065     Series 2001 (INS)2                       5.00         12/15/2022         2,090
   13,400   Riverside County Public Financing Auth.
              Tax Allocation RB, Series 1997A          5.63         10/01/2033        13,479
   20,225   Sacramento County Sanitation District
              Finance Auth. RB, Series 2000 (INS)2     5.63         12/01/2030        21,580
    6,000   Sacramento Power Auth. RB, Series 1995     6.00          7/01/2022         6,307
    7,040   San Diego MFH RB, Series 1995A             6.45          5/01/2025         7,440
            San Diego Unified School District CAB,
    6,940     Series 1999A (INS)3,a                    5.54          7/01/2020         2,671
   15,160     Series 1999A (INS)3,a                    5.63          7/01/2021         5,493
    8,440     Series 1999A (INS)3,a                    5.56          7/01/2022         2,881
   11,120     Series 1999A (INS)3,a                    5.99          7/01/2023         3,574

24

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                            COUPON              FINAL        MARKET
   AMOUNT   SECURITY                                   RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------
  $18,000   San Francisco Bay Area RB, Series 1999     5.50%         7/01/2029      $ 18,871
            San Francisco City and County Airport RB,
    3,190     2nd Series-Issue 24B (INS)4              5.63          5/01/2025         3,401
    8,845     2nd Series-Issue 24B (INS)4              5.63          5/01/2030         9,390
    9,500   San Joaquin Hills Transportation
              Corridor Agency RB, Series 1993 (PRE)    6.75          1/01/2032        10,214
            San Jose GO,
    2,365     Series 2001                              5.10          9/01/2020         2,426
    2,000     Series 2001                              5.10          9/01/2021         2,046
   14,000   Santa Ana Unified School District GO,
              Series 2000 (INS)3                       5.70          8/01/2029        15,070
   11,215   Santa Clara Valley Water District RB,
              Series 2000A                             5.63          2/01/2025        11,979
   12,455   Southern California Public Power Auth. RB,
              Series 1989 (LOC)                        6.00          7/01/2018        12,468
            State GO,
   10,000     Series 1999                              5.50          9/01/2024        10,529
   10,000     Series 1999                              5.88         10/01/2026        10,876
    8,865     Series 1999                              5.75         12/01/2029         9,545
   14,715     Series 2000                              5.50          6/01/2028        15,432
   27,825     Series 2000                              5.75          3/01/2030        29,982
            Statewide Communities Development Auth.
              COP,
    5,420     Lutheran Homes (ETM)                     5.75         11/15/2021         5,964
    1,055     The Arc of San Diego (NBGA)              5.63          5/01/2021         1,111
            Suisun City Public Financing Auth. RB,
   17,855     Series 1998Aa                            5.37         10/01/2028         3,898
   20,080     Series 1998Aa                            5.37         10/01/2033         3,266
            Union Elementary School District CAB,
    3,200     Series 1999A (INS)3,a                    6.20          9/01/2022         1,081
    2,600     Series 1999A (INS)3,a                    6.21          9/01/2023           827
            Univ. of California RB,
   12,000     Series 1991A (PRE)                       6.88          9/01/2016        12,762
    4,000     Series 1996 (INS)2                       5.75          7/01/2024         4,219
            Upland Unified School District GO Bonds,
      305     Series B (INS)4,a                        4.70          8/01/2014           281
      845     Series B (INS)4,a                        4.80          8/01/2015           777
      500     Series B (INS)4,a                        4.90          8/01/2016           462
    1,300     Series B (INS)4,a                        5.13          8/01/2025         1,187
   14,675   Vallejo Sanitation and Flood Control COP,
              Series 1993 (INS)3                       5.00          7/01/2019        15,245

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                            COUPON              FINAL        MARKET
   AMOUNT   SECURITY                                   RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------
            Washington Township Health Care
              District RB,
  $11,000     Series 1993                              5.50%         7/01/2018      $ 11,190
    7,845     Series 1993                              5.25          7/01/2023         7,881
    7,085     Series 1999                              5.13          7/01/2023         6,975
    3,005     Series 1999                              5.25          7/01/2029         2,998
    1,515   Watsonville Hospital RB,
              Series 1996A (ETM)                       6.20          7/01/2012         1,770

            PUERTO RICO (8.8%)
            Commonwealth GO,
   15,000     Series 2001 (INS)4                       5.25          7/01/2020        16,010
   10,000     Series 2001 (INS)4                       5.00          7/01/2021        10,080
    6,500     Series 2001 (INS)4                       5.00          7/01/2023         6,537
   10,500   Electric Power Auth. RB, Series 1995Z      5.25          7/01/2021        10,568
            Highway and Transportation Auth. RB,
    5,650     Series 1996Y                             5.50          7/01/2036         5,923
   12,000     Series 1998A                             4.75          7/01/2038        11,220
--------------------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $611,761)                            652,105
--------------------------------------------------------------------------------------------

            VARIABLE-RATE DEMAND NOTES (3.0%)

            CALIFORNIA
    4,550   Alameda County IDA RB, Series 1994         2.80          6/01/2004         4,550
      946   Irvine Assessment District 87-8 Limited
              Obligation Improvement Bonds (LOC)       2.50          9/02/2024           946
    2,200   Irvine Ranch Water District GO,
              Series 1995 (LOC)                        2.55          9/01/2006         2,200
    2,030   Irvine Ranch Water District RB,
              Series 1985 (LOC)                        2.50         10/01/2005         2,030
    2,200   Ontario IDA RB, Series 1985 (LOC)          2.65          4/01/2015         2,200
    2,272   Orange County District 88-1 Improvement RB,
              Series 1988 (LOC)                        2.55          9/02/2018         2,272
    1,150   Orange County Sanitation Districts COP,
              Series 1993 (LOC)                        2.50          8/01/2016         1,150
            Rancho Mirage Joint Powers Financing
              Auth. RB,
    1,700     Series 2001A (LOC)                       2.60          1/01/2026         1,700
    3,200     Series 2001B (LOC)                       2.60          1/01/2026         3,200
--------------------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $20,248)                          20,248
--------------------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $632,009)                                      $672,353
============================================================================================

26

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)


USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

         General Obligations                                       27.1%
         Water/Sewer Utilities - Municipal                         11.6
         Education                                                  9.6
         Real Estate Tax/Fee                                        8.6
         Hospitals                                                  7.3
         Electric/Gas Utilities - Municipal                         7.2
         Escrowed Bonds                                             5.6
         Special Assessment/Tax                                     5.5
         Nursing/Continuing Care Centers                            4.8
         Toll Roads                                                 2.8
         Multifamily Housing                                        2.4
         Airport/Port                                               2.1
         Health Care - Miscellaneous                                1.6
         Single-Family Housing                                      1.3
         Other                                                      1.3
                                                                   ----
         Total                                                     98.8%
                                                                   ====

NOTES
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS


USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2001, these securities represented 6.5% of the Fund's net assets.



         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                          (in thousands)


USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


ASSETS

   Investments in securities, at market value
      (identified cost of $632,009)                                 $672,353
   Cash                                                                   53
   Receivables:
      Capital shares sold                                                236
      Interest                                                         8,979
                                                                    --------
         Total assets                                                681,621
                                                                    --------

LIABILITIES

   Capital shares redeemed                                               119
   USAA Investment Management Company                                    181
   USAA Transfer Agency Company                                           19
   Accounts payable and accrued expenses                                  34
   Dividends on capital shares                                         1,008
                                                                    --------
         Total liabilities                                             1,361
                                                                    --------
            Net assets applicable to capital shares outstanding     $680,260
                                                                    ========

REPRESENTED BY:

   Paid-in capital                                                  $643,987
   Accumulated net realized loss on investments                       (4,071)
   Net unrealized appreciation of investments                         40,344
                                                                    --------
            Net assets applicable to capital shares outstanding     $680,260
                                                                    ========
   Capital shares outstanding                                         61,280
                                                                    ========
   Authorized shares of $.01 par value                               140,000
                                                                    ========
   Net asset value, redemption price, and offering price per share  $  11.10
                                                                    ========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                         of OPERATIONS
                        (in thousands)

USAA CALIFORNIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                           $17,666
                                                             -------
   Expenses:
      Management fees                                          1,031
      Administrative and servicing fees                          170
      Transfer agent's fees                                      120
      Custodian's fees                                            68
      Postage                                                     19
      Shareholder reporting fees                                  18
      Directors' fees                                              3
      Registration fees                                            1
      Professional fees                                           20
      Other                                                        6
                                                             -------
         Total expenses                                        1,456
      Expenses paid indirectly                                   (62)
                                                             -------
         Net expenses                                          1,394
                                                             -------
            Net investment income                             16,272
                                                             -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                             194
   Change in net unrealized appreciation/depreciation          4,488
                                                             -------
            Net realized and unrealized gain                   4,682
                                                             -------
   Increase in net assets resulting from operations          $20,954
                                                             =======


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

STATEMENTS
--------------------------------------------------------------------------------
                         of Changes in NET ASSETS
                         (in thousands)


USAA CALIFORNIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2001


FROM OPERATIONS                                    9/30/2001  3/31/2001
                                                   --------------------
   Net investment income                           $ 16,272    $ 32,728
   Net realized gain on investments                     194       6,159
   Change in net unrealized appreciation/
      depreciation of investments                     4,488      30,821
                                                   --------------------
      Increase in net assets
         resulting from operations                   20,954      69,708
                                                   --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                            (16,272)    (32,728)
                                                   --------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                         46,962     102,114
   Dividend reinvestments                            10,982      22,067
   Cost of shares redeemed                          (45,603)    (74,631)
                                                   --------------------
      Increase in net assets from
         capital share transactions                  12,341      49,550
                                                   --------------------
   Net increase in net assets                        17,023      86,530

NET ASSETS

   Beginning of period                              663,237     576,707
                                                   --------------------
   End of period                                   $680,260    $663,237
                                                   ====================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                        4,301       9,533
   Shares issued for dividends reinvested             1,005       2,066
   Shares redeemed                                   (4,177)     (6,984)
                                                   --------------------
      Increase in shares outstanding                  1,129       4,615
                                                   ====================


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements


USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA California Bond Fund (the
         Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal and California state income taxes.

             A. SECURITY  VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service and all other assets are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

32

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


             B. FEDERAL  TAXES  - The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security  transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

             D. EXPENSES PAID INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2001, custodian fee offset arrangements reduced expenses by $62,000.

             E. USE OF ESTIMATES - The  preparation  of financial  statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


         agreements  is to meet  temporary  or emergency  cash needs,  including
         redemption   requests  that  might   otherwise   require  the  untimely
         disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2001.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $4,241,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2008. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Costs of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended

34

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


         September 30, 2001, were $110,627,000 and $115,687,000, respectively.

         The  cost  of  securities,   for  federal   income  tax  purposes,   is
         approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2001, were $41,131,000 and $787,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's  investment policies and manages the Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets.

                Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


                monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

         OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
         -----------------------------------------------------------------------
         +/- 0.20% to 0.50%           +/- 0.04%
         +/- 0.51% to 1.00%           +/- 0.05%
         +/- 1.01% and greater        +/- 0.06%

         1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.


            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed at an annualized rate of 0.15% of the

36

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


               Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. Effective August 1, 2001, the annual charge per account was reduced from $28.50 to $25.50.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                            --------------------------------------------------------------------------
                                2001        2001         2000        1999         1998         1997
                            --------------------------------------------------------------------------
Net asset value at
   beginning of period      $  11.03     $  10.38     $  11.29     $  11.17     $  10.50     $  10.43
Net investment income            .27          .56          .58          .59          .60          .61
Net realized and
   unrealized gain (loss)        .07          .65         (.91)         .12          .67          .07
Distributions from net
   investment income            (.27)        (.56)        (.58)        (.59)        (.60)        (.61)
                            --------------------------------------------------------------------------
Net asset value at
   end of period            $  11.10     $  11.03     $  10.38     $  11.29     $  11.17     $  10.50
                            ==========================================================================
Total return (%) *              3.16        12.05        (2.91)        6.46        12.33         6.60
Net assets at end
   of period (000)          $680,260     $663,237     $576,707     $641,653     $553,747     $440,231
Ratio of expenses to
   average net assets (%)        .44a,b       .39          .39          .39          .40          .41
Ratio of net investment
   income to average
   net assets (%)               4.95a        5.31         5.43         5.21         5.47         5.74
Portfolio turnover (%)         17.42        33.06        48.46         7.20        20.16        23.72



  * Assumes  reinvestment of  all  dividend  income  distributions  during   the
    period.
(a) Annualized.  The  ratio  is  not  necessarily  indicative  of  12  months of operations.
(b) Reflects total expenses  prior  to  any  custodian  fee  offset arrangement, which reduced the total expense ratio by 0.02%.

38

NOTES
-------------------------------------------------------------------------------

NOTES
-------------------------------------------------------------------------------

40

NOTES
-------------------------------------------------------------------------------

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

               LEGAL COUNSEL   Goodwin Procter LLP
                               Exchange Place
                               Boston, Massachusetts 02109

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

                 FOR ACCOUNT   1-800-531-8448,
                  SERVICING,   (in San Antonio) 456-7202
               EXCHANGES, OR
                 REDEMPTIONS

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS   USAA.COM
                                                                        Recycled
                                                                           Paper

[USAA logo appears here.]  WE KNOW WHAT IT MEANS TO SERVE. (R)
                           -----------------------------------
                               INSURANCE - MEMBER SERVICES



39600-1101                                   (C)2001, USAA. All rights reserved.